UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 02/28/09

Item 1.  Schedule of Investments.

North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2009
Shares		Market Value

	COMMON STOCK - 94.39%
	AEROSPACE / DEFENSE - 4.78%
14,000	General Dynamics Corp.	$ 613,480
20,000	L-3 Communications Holdings, Inc.	1,353,000
12,000	Lockheed Martin Corp.	757,320
17,000	Rockwell Collins, Inc.	530,400
21,000	United Technologies Corp.	857,430
		4,111,630
	APPAREL - 1.14%
23,600	Nike, Inc. - Cl. B	980,108

	BANKS - 4.39%
99,000	Bank of America Corp.	391,050
52,830	Bank of New York Mellon Corp.	1,171,241
45,000	JP Morgan Chase & Co.	1,028,250
25,000	PNC Financial Services Group, Inc.	683,500
35,000	US Bancorp	500,850
		3,774,891
	BEVERAGES - 1.78%
31,800	PepsiCo, Inc.	1,530,852

	BIOTECHNOLOGY - 1.56%
22,000	Genzyme Corp. *	1,340,460

	CHEMICALS - 2.81%
22,500	Ecolab, Inc.	715,050
7,500	Monsanto Co.	572,025
20,000	Praxair, Inc.	1,135,000
		2,422,075
	COMPUTERS / NETWORK PRODUCTS - 4.39%
15,000	Apple Computer, Inc. *	1,339,650
30,000	Hewlett Packard, Co.	870,900
17,000	International Business Machines Corp.	1,564,510
		3,775,060
	CONGLOMERATES - 4.52%
20,000	Danaher Corp.	1,015,200
60,000	General Electric Co.	510,600
28,000	Illinois Tool Works, Inc.	778,400
20,000	ITT Industries, Inc.	747,000
25,000	Parker Hannifin Corp.	834,250
		3,885,450
	COSMETICS / PERSONAL CARE - 3.36%
32,000	Colgate-Palmolive Co.	1,925,760
20,000	Procter & Gamble Co.	963,400
		2,889,160
	DIVERSIFIED FINANCIAL SERVICES - 3.53%
40,000	American Express Co.	482,400
13,000	Franklin Resources, Inc.	595,400
9,000	Goldman Sachs Group, Inc.	819,720
50,000	T Rowe Price Group, Inc.	1,137,000
		3,034,520
	ELECTRICAL PRODUCTS - 0.68%
22,000	Emerson Electric Co.	588,500

	North Country Equity Growth Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2009
Shares		Market Value
	ELECTRIC UTILITIES - 4.06%
28,000	Dominion Resources, Inc.	$ 845,040
22,000	Exelon Corp.	1,038,840
25,000	Progress Energy, Inc.	885,500
24,000	Southern Co.	727,440
		3,496,820
	FOOD - 5.67%
26,300	General Mills, Inc.	1,380,224
51,000	HJ Heinz Co.	1,666,170
47,000	Kellogg Co.	1,829,240
		4,875,634
	INSURANCE - 0.11%
15,000	Hartford Financial Services Group, Inc.	91,500

	MEDICAL - DRUGS - 7.61%
45,000	Abbott Laboratories	2,130,300
62,000	Bristol-Myers Squibb Co.	1,141,420
33,000	Johnson & Johnson	1,650,000
40,000	Medco Health Solutions, Inc. *	1,623,200
		6,544,920
	MEDICAL EQUIPMENT & SUPPLIES - 7.13%
44,000	Baxter International, Inc.	2,240,040
28,000	Medtronic, Inc.	828,520
64,000	St. Jude Medical, Inc. *	2,122,240
28,000	Stryker Corp.	942,760
		6,133,560
	MINING - 0.53%
11,000	Vulcan Materials Co.	455,510

	MOTORCYCLES - 0.18%
15,800	Harley-Davidson, Inc.	159,580

	MULTIMEDIA - 0.68%
35,000	Walt Disney Co.	586,950

	OIL & GAS PRODUCERS - 9.67%
26,000	ChevronTexaco Corp.	1,578,460
30,000	ConocoPhillips	1,120,500
29,500	Exxon Mobil Corp.	2,003,050
48,000	Noble Corp.	1,180,320
33,319	Transocean, Ltd. *	1,991,477
23,000	Valero Energy Corp.	445,740
		8,319,547
	OIL & GAS SERVICES - 3.61%
26,000	Baker Hughes, Inc.	762,060
70,000	Cameron International Corp. *	1,349,600
37,000	National Oilwell Varco, Inc. *	989,010
		3,100,670

	North Country Equity Growth Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2009
Shares		Market Value
	RETAIL - 8.40%
28,000	Costco Wholesale Corp.	$ 1,185,520
30,000	CVS Caremark Corp.	772,200
28,000	Lowe's Companies, Inc.	443,520
35,000	McDonald's Corp.	1,828,750
30,000	Staples, Inc.	478,500
18,500	Target Corp.	523,735
30,000	Wal-Mart Stores, Inc.	1,477,200
21,500	Walgreen Co.	512,990
		7,222,415
	SOFTWARE & PROGRAMMING - 5.11%
38,000	Adobe Systems, Inc. *	634,600
25,000	Fiserv, Inc. *	815,500
86,000	Microsoft Corp.	1,388,900
100,000	Oracle Corp. *	1,554,000
		4,393,000
	TELECOMMUNICATIONS - 7.66%
64,000	AT&T, Inc.	1,521,280
86,000	Cisco Systems, Inc. *	1,253,020
108,000	Corning, Inc.	1,139,400
51,000	NeuStar, Inc. - Cl.A *	789,990
66,000	Verizon Communications, Inc.	1,882,980
		6,586,670
	TRANSPORTATION - 1.03%
15,000	Burlington Northern Santa Fe Corp.	881,550

	TOTAL COMMON STOCK	81,181,032
	( Cost - $111,295,365)

	MONEY MARKET FUNDS - 5.42%
4,659,122	BlackRock Liquidity Temp Fund, 0.90%+	4,659,122

	TOTAL MONEY MARKET FUNDS	4,659,122
	( Cost - $4,659,122)
	TOTAL INVESTMENTS - 99.81%	85,840,154
	( Cost - $115,954,487)
	OTHER ASSETS LESS LIABILITIES - 0.19%	163,543
	NET ASSETS - 100.00%	$ 86,003,697

*  Non-Income producing security.
+ Variable rate yield; the coupon rate shown represents the rate at February 28, 2009.
** Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2008, these securities amounted to 3,050,148 or 11.71% of net assets.

At February 28, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 2,902,135
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(33,016,468)
Net unrealized depreciation		$ (30,114,333)

North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2009
Principal Amount		Market Value
	CORPORATE BONDS - 62.60%
	BANKS - 6.09%
1,100,000	American Express Centurion,
	5.95% Due 6/12/17	$ 956,588
1,000,000	Bank of America Corp.,
	4.90% Due 5/1/13	931,992
2,500,000	Fifth Third Bank,
	4.20% Due 2/23/10	2,490,150
1,000,000	Wells Fargo & Co.,
	5% Due 11/15/14	917,379
		5,296,109
	BEVERAGES - 1.66%
1,000,000	Anheuser-Busch, Inc.,
	5.60% Due 3/1/17	924,163
500,000	Brown-Forman Corp.
	5.20% Due 4/1/12	514,581
		1,438,744
	CHEMICALS - 2.26%
1,000,000	Monsanto Co.,
	5.125% Due 4/15/18	963,032
	Praxair, Inc.,
500,000	5.375% Due 11/1/16	496,473
500,000	5.25% Due 11/15/14	506,557
		1,966,062
	COSMETICS - 2.36%
2,000,000	Avon Products, Inc.,
	5.125% Due 1/15/11	2,056,224

	DIVERSIFIED FINANCIAL SERVICES - 6.59%
500,000	American General Finance Corp.,
	4.00% Due 3/15/11	227,390
500,000	Caterpillar Financial Services Corp.,
	4.25% Due 2/8/13	440,597
	General Electric Capital Corp.,
1,000,000	5.40% Due 9/20/13	976,986
1,000,000	4.25% Due 6/15/12	963,321
1,000,000	5.375% Due 10/20/16	923,837
1,200,000	HSBC Finance Corp.
	6.375% Due 10/15/11	1,191,446
1,000,000	Morgan Stanley,
	6.60% Due 4/1/12	1,008,301
		5,731,878
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.12%
1,000,000	Emerson Electric Co.,
	5.125% Due 12/1/16	976,729

	ELECTRIC UTILITIES - 5.53%
1,000,000	Alabama Power Co.,	1,011,363
	5.20% Due 1/15/16
1,000,000	Commonwealth Edison Co.,	1,011,343
	6.15% Due 3/15/12
1,000,000	Detroit Edison Co.,	1,026,997
	5.60% Due 6/15/18
500,000	Dominion Resources, Inc.,	483,249
	5.15% Due 7/15/15
500,000	DTE Energy Co.,	500,451
	6.65% Due 4/15/09
500,000	Southern Power Co.,	475,939
	4.875% Due 7/15/15
300,000	Virginia Electric and Power Co.,	298,284
	4.50% Due 12/15/10	4,807,626

	North Country Intermediate Bond Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2009
Principal Amount		Market Value
	FOODS - 5.02%
500,000	Campbell Soup Co.,
	4.50% Due 2/15/19	$ 480,326
1,950,000	Hershey Co.,
	5.45% Due 9/1/16	1,946,395
500,000	Kellogg Co.,
	4.25% Due 3/6/13	464,353
	Kraft Foods, Inc.,
500,000	6.25% Due 6/1/12	502,727
1,000,000	5.25% Due 10/1/13	970,181
		4,363,982

	FOREST PRODUCTS & PAPER - 1.17%
1,000,000	International Paper Co.,	1,020,152
	6.75% Due 9/1/11

	HEALTHCARE SERVICES - 0.50%
500,000	UnitedHealth Group, Inc.,	431,441
	5.00% Due 8/15/14

	HOUSEHOLD PRODUCTS - 0.50%
500,000	Fortune Brands, Inc.,	437,943
	5.375% Due 1/15/16

	HOUSEWARES - 0.87%
800,000	Newell Rubbermaid, Inc.,	760,564
	5.50% Due 4/15/13

	INSURANCE - 2.06%
	American International Group, Inc.,
500,000	5.05% Due 10/1/15	288,020
1,000,000	5.60% Due 10/18/16	547,882
1,000,000	Genworth Financial, Inc. - Class A,
	5.65% Due 6/15/12	959,584
		1,795,486
	INVESTMENT SERVICES - 7.08%
	Bear Stearns Company,
1,000,000	5.70% Due 11/15/14	931,126
300,000	4.50% Due 10/28/10	295,748
500,000	5.55% Due 1/22/17	449,983
	Goldman Sachs Group, Inc.,
300,000	6.65% Due 5/15/09	301,385
1,000,000	6.60% Due 1/15/12	1,011,281
1,000,000	5.125% Due 1/15/15	898,590
250,000	5.625% Due 1/15/17	226,163
	Lehman Brothers Holdings, Inc.,
500,000	5.75% Due 1/3/17 (a)	5,013
2,000,000	5.75% Due 1/3/13 (a)	260,000
2,000,000	Merrill Lynch & Co.,
	5% Due 1/15/15	1,785,032
		6,164,321

	IRON / STEEL - 0.61%
500,000	Nucor Corp.,
	5.85% Due 6/1/18	526,540

	MISCELLANEOUS MANUFACTURING - 0.59%
500,000	Honeywell International, Inc.,
	4.25% Due 3/1/13	510,179

	North Country Intermediate Bond Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2009
Principal Amount		Market Value
	MULTIMEDIA - 0.59%
500,000	Walt Disney Co.,	$ 517,113
	5.625% Due 9/15/16

	OIL & GAS - 3.00%
500,000	Anadarko Finance Co.,	508,235
	6.75% Due 5/1/11
500,000	Anadarko Petroleum Corp.,	463,480
	5.95% Due 9/15/16
500,000	Apache Corp.,	509,021
	5.25% Due 4/15/13
300,000	BJ Services Co.,	305,418
	5.75% Due 6/1/11
1,000,000	Sunoco, Inc.,	820,748
	5.75% Due 1/15/17	2,606,902

	PHARMACEUTICALS - 2.97%
500,000	Abbott Laboratories,	520,711
	5.15% Due 11/30/12
1,000,000	GlaxoSmithKline Capital, Inc.,	1,038,346
	5.65% Due 5/15/18
1,000,000	Wyeth,	1,027,924
	5.50% Due 2/1/14
		2,586,981
	RETAIL - 3.32%
1,000,000	Home Depot, Inc.,	901,665
	5.40% Due 3/1/16
1,000,000	Target Corp.,	1,042,075
	6.35% Due 1/15/11
1,000,000	Wal-Mart Stores, Inc.,	946,085
	4.125% Due 2/1/19
		2,889,825

	SOFTWARE - 0.59%
500,000	Dun & Bradstreet Corp.,	517,222
	5.50% Due 3/15/11

	TELECOMMUNICATIONS - 8.12%
	AT&T, Inc.,
1,000,000	4.95% Due 1/15/13	1,002,170
1,000,000	5.60% Due 5/15/18	962,174
	AT&T, Inc. Global Bond,
1,000,000	5.30% Due 11/15/10	1,025,344
	BellSouth Corp.,
500,000	4.20% Due 9/15/09	502,273
500,000	5.20% Due 9/15/14	495,734
1,500,000	Cisco Systems, Inc.,	1,550,483
	5.50% Due 2/22/16
500,000	Verizon Global Funding Corp.,	489,255
	4.375% Due 6/1/13
1,000,000	Verizon New Jersey, Inc.,	1,041,015
	5.875% Due 1/17/12	7,068,448
	TOTAL CORPORATE BONDS	54,470,471
	( Cost - $59,280,500)

	North Country Intermediate Bond Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2009
Principal Amount		Market Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.34%
	GOVERNMENT AGENCY - 24.34%
	Federal Home Loan Bank,
2,000,000	5.00% Due 12/21/15	$ 2,196,770
1,000,000	5.25% Due 9/13/13	1,116,603
500,000	5.125% Due 9/29/10	530,399
1,000,000	5.65% Due 6/29/12	1,058,223
500,000	5.25% Due 9/12/14	559,118
1,000,000	4.82% Due 11/13/12	1,027,968
1,000,000	2.625% Due 3/11/11	1,021,581
1,000,000	4.25% Due 3/9/18	1,040,170
1,500,000	4.10% Due 1/28/16	1,477,317
2,000,000	4.25% Due 2/26/16	1,971,635
	Federal National Mortgage Association,
2,000,000	4.80% Due 11/27/12	2,058,454
2,000,000	3,25% Due 2/10/10	2,046,122
2,000,000	3.625% Due 2/12/13	2,102,250
1,000,000	5.00% Due 7/8/13	1,000,906
2,000,000	Federal Farm Credit Bank,
	4.125% Due 2/18/15	1,967,800
		21,175,316
	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS	21,175,316
	( Cost - $20,574,674)

	MONEY MARKET FUND - 10.28%
8,943,521	BlackRock Liquidity Funds Temp Fund, 0.90%+	8,943,521
	TOTAL MONEY MARKET FUND	8,943,521
	( Cost - $8,943,521)

	TOTAL INVESTMENTS - 97.22%	84,589,308
	( Cost - $88,798,695)
	OTHER ASSETS LESS LIABILITIES- 2.78%	2,416,109
	NET ASSETS - 100.00%	$ 87,005,417

 + Variable rate yield; the coupon rate shown represents the rate at February 28, 2009
(a) In default.  Issuer filed Chapter 11 Bankruptcy.
** Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2008, these securities amounted to 3,050,148 or 11.71% of net assets.

At February 28, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 1,080,647
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(5,290,034)
Net unrealized depreciation		$ (4,209,387)

North Country Funds
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs (a) are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of February 28, 2009

Equity Growth Fund
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	85,840,154	-
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	85,840,154	-

Intermediate Bond Fund
Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	8,943,521	-
Level 2 - Other Significant Observable Prices	75,645,787	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	84,589,308	-

* Other Financial Instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       4/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      4/29/09

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      4/29/09